Summary of Significant Accounting Policies (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Unbilled receivables	$ 2,300,000				$ 1,800,000				$ 2,300,000		$ 1,800,000
Allowance for sales credits	200,000				100,000				200,000		100,000
Deferred commissions	7,000,000				4,600,000				7,000,000		4,600,000
Property and Equipment [Abstract]
Revenues recorded from out-of-pocket expense reimbursements									800,000		500,000		400,000
Research and development	3,408,000	3,155,000	2,787,000	2,736,000	2,752,000	2,259,000	2,152,000	1,866,000	12,086,000	[1]	9,029,000	[1]	5,317,000
Capitalized implementation costs									3,800,000		3,200,000		2,600,000
Advertising costs									500,000		300,000
Numerator: [Abstract]
Loss from continuing operations attributable to common stockholders	(4,760,000)	(4,625,000)	(4,683,000)	(5,566,000)	(6,499,000)	(5,179,000)	(3,708,000)	(2,290,000)	(19,634,000)		(17,676,000)		(7,520,000)
Loss from discontinued operations attributable to common stockholders	0	0	0	0	0	0	0	(199,000)	0		(199,000)		(1,259,000)
Net loss	(4,760,000)	(4,625,000)	(4,683,000)	(5,566,000)	(6,499,000)	(5,179,000)	(3,708,000)	(2,489,000)	(19,634,000)		(17,875,000)		(8,779,000)
Denominator: [Abstract]
Weighted-average common shares outstanding, basic and diluted (shares)									29,257		11,866		11,345
Loss from continuing operations per share, basic and diluted (dollars per share)									$ (0.67)		$ (1.49)		$ (0.66)
Loss from discontinued operations per share, basic and diluted (dollars per share)									$ 0.00		$ (0.02)		$ (0.11)
Net loss per common share, basic and diluted (dollars per share)									$ (0.67)		$ (1.51)		$ (0.77)
Antidilutive securities excluded from computation of loss per share (shares)									6,139		18,583		15,742
Computer hardware and equipment [Member] | Minimum [Member]
Property and Equipment [Abstract]
Estimated useful life									3 years
Computer hardware and equipment [Member] | Maximum [Member]
Property and Equipment [Abstract]
Estimated useful life									5 years
Purchased software and licenses [Member] | Minimum [Member]
Property and Equipment [Abstract]
Estimated useful life									3 years
Purchased software and licenses [Member] | Maximum [Member]
Property and Equipment [Abstract]
Estimated useful life									5 years
Furniture and fixtures [Member]
Property and Equipment [Abstract]
Estimated useful life									7 years
Cost of revenues [Member]
Property and Equipment [Abstract]
Research and development									$ 1,400,000		$ 1,600,000		$ 1,400,000
Series A Preferred Stock [Member]
Denominator: [Abstract]
Antidilutive securities excluded from computation of loss per share (shares)									0		7,908		7,908
Series B Preferred Stock [Member]
Denominator: [Abstract]
Antidilutive securities excluded from computation of loss per share (shares)									0		1,818		1,818
Series C Preferred Stock [Member]
Denominator: [Abstract]
Antidilutive securities excluded from computation of loss per share (shares)									0		2,184		0
Junior Preferred Stock [Member]
Denominator: [Abstract]
Antidilutive securities excluded from computation of loss per share (shares)									0		1,251		1,251
Stock options [Member]
Denominator: [Abstract]
Antidilutive securities excluded from computation of loss per share (shares)									6,139		5,422		4,765
Stock options [Member]
Stock-Based Compensation [Abstract]
Option vesting percentage on first anniversary of grant date									25.00%
Period of monthly vesting of options after first anniversary of grant date									36 months

[1]	Includes stock-based compensation as follows for the three years ended December 31, 2014, 2013 and 2012, respectively, Cost of Revenues of $623, $264, and $187, respectively; Sales and Marketing of $774, $274, and $123, respectively; Research and development of $527, $257, and $195, respectively; General and administrative of $2,646, $810. and $526, respectively; Total stock-based compensation of $4,570, $1,605, and $1,031, respectively.